Consolidated Statements of Equity (Parentheticals) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Pension and OPEB adjustments income tax benefit (in Dollars)	$ 3,282	$ 864	$ 2,831
Issuance of treasury shares - shares	6,000	128,750	3,750
Cash dividends - per share amount (in Dollars per share)	$ 0.354	$ 0.336	$ 0.324
Purchase of treasury shares - shares purchased		31,250
Issuance of treasury shares	6,000	128,750	3,750
Common Stock [Member]
Issuance of treasury shares - shares	1	35	1
Purchase of treasury shares - shares purchased		(8)
Issuance of treasury shares	1	35	1